Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

As filed with the Securities and Exchange Commission on January 21, 2020

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

☒

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 37

and/or

   ☒  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 40

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

CT Corporation System

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On February 5, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ On (date) pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on October 30, 2019, accession number 0001162044-19-000632(Amendment No. 35). Amendment No. 35 to the Trust’s Registration Statement relates to the Trend Aggregation Cannabis ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940, as amended, filed on October 30, 2019, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of  Columbus, State of  Ohio on the  21st day of January, 2020.

COLLABORATIVE INVESTMENT SERIES TRUST

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
Gregory Skidmore*	President, Principal Executive Officer, Trustee
Brandon E. Lacoff*	Trustee
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
Adam Snitkoff*	Treasurer and Principal Financial Officer

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

*Attorney-in-Fact – Pursuant to Powers of Attorney